Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		$ 421,000	$ 427,000
Less: accumulated depreciation and amortization		284,000	424,000
Property and equipment, net	$ 138,000	137,000	3,000
Accumulated depreciation and amortization		(284,000)	(424,000)
Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		6,083,168	5,512,717
Less: accumulated depreciation and amortization		1,564,771	1,245,189
Property and equipment, net	$ 4,487,034	4,518,397	4,267,528
Accumulated depreciation and amortization		$ (1,564,771)	(1,245,189)
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		3 years
Minimum [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Lives in years	5 years	3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		5 years
Maximum [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Lives in years	50 years	50 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		$ 138,000	6,000
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		2 years
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		$ 1,000
Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		3 years
Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		5 years
Office Equipment And Furniture [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		$ 282,000	420,000
Office Equipment And Furniture [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		3 years
Office Equipment And Furniture [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Lives in years		5 years
Land [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 404,377	$ 402,883	365,570
Building [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	2,632,773	3,155,999	2,863,705
Less: accumulated depreciation and amortization		517,170	411,998
Accumulated depreciation and amortization		(517,170)	(411,998)
Machinery and Equipment [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,436,396	2,455,818	2,228,372
Less: accumulated depreciation and amortization		994,282	791,695
Accumulated depreciation and amortization		(994,282)	(791,695)
Computer Equipment [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	13,048	64,280	51,730
Other Machinery and Equipment [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross		4,188	3,340
Less: accumulated depreciation and amortization		53,319	41,496
Accumulated depreciation and amortization		$ (53,319)	$ (41,496)
Furniture and Fixtures [Member] | Future NRG Sdn. Bhd. [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 440